American Century Strategic Asset Allocations, Inc.

Statement of Additional Information Supplement

Global Allocation Fund
Strategic Allocation: Conservative Fund
Strategic Allocation: Moderate Fund
Strategic Allocation: Aggressive Fund

Supplement dated November 30, 2012 ■ Statement of Additional Information dated April 1, 2012

The following replaces the entry for Global Allocation in the table on pages 46-47 in the Portfolio Managers section.

Fund	Benchmarks	Peer Group
Global Allocation	N/A	N/A

©2012 American Century Proprietary Holdings, Inc. All rights reserved.

CL-SPL-76956  1211